Shareholders Equity (USD $)	Preferred Stock	Preferred Stock B	Perferred Stock C	Preferred Stock D	Common Stock	Stock Warrants	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, amount at Dec. 31, 2009	$ 1,523	$ 620			$ 23,284	$ 1,352,165	$ 9,297,115	$ (7,986,620)	$ 2,688,087
Beginning Balance, shares at Dec. 31, 2009	152,213	62,039			2,328,426
Stock-based compensation							273,182		273,182
Stock option exercises, Shares					18,897
Stock option exercises, Amount					189		20,031		20,220
Issuance of convertible preferred stock, Shares		26,672
Issuance of convertible preferred stock, Amount		267					328,107		328,374
Offering costs for issuance of preferred stock							(53,689)		(53,689)
Issuance of warrants						307,416			307,416
Stock warrant exercise, Shares	125,658
Stock warrant exercise, Amount	1,255					(410,671)	1,830,691		1,421,275
Conversion of preferred stock to common stock, Shares	(15,736)				157,360
Conversion of preferred stock to common stock, Amount	(157)				1,573		(1,416)
Common stock paid-in-kind dividends earned								(118,020)	(118,020)
Series B dividend paid in cash								(7,212)	7,212
Issuance of common stock for dividends paid-in-kind, Shares					190,067				190,067
Issuance of common stock for dividends paid-in-kind, Amount					1,902		221,027	(170,760)	52,169
Net loss								(3,128,262)	(3,128,262)
Ending Balance, amount at Dec. 31, 2010	2,621	887			27,118	1,248,909	12,095,237	(11,565,263)	1,809,509
Ending Balance, shares at Dec. 31, 2010	262,135	88,711			2,711,750
Stock-based compensation							273,182		273,182
Stock option exercises, Shares					18,897
Stock option exercises, Amount					189		20,031		20,220
Issuance of convertible preferred stock, Shares		26,672
Issuance of convertible preferred stock, Amount		267					328,107		328,374
Offering costs for issuance of preferred stock							(53,689)		(53,689)
Issuance of common stock for services, Shares
Issuance of common stock for services, Amount
Issuance of warrants						307,416			307,416
Issuance of stock in lieu of cash for Board of Director Fees, Shares
Issuance of stock in lieu of cash for Board of Director Fees, Amount
Stock warrant exercise, Shares	125,658
Stock warrant exercise, Amount	1,255					(410,671)	1,830,691		1,421,275
Conversion of preferred stock to common stock, Shares	(15,736)				157,360
Conversion of preferred stock to common stock, Amount	(157)				1,573		(1,416)
Common stock paid-in-kind dividends earned								(118,020)	(118,020)
Series B dividend paid in cash								(7,212)	65,543
Issuance of common stock for dividends paid-in-kind, Shares					190,067				190,067
Issuance of common stock for dividends paid-in-kind, Amount					1,902		221,027	(170,760)	52,169
Net loss								(3,128,262)	(2,996,312)
Ending Balance, amount at Dec. 31, 2011	$ 2,621	$ 887			$ 27,118	$ 1,248,909	$ 12,095,237	$ (11,565,263)	$ (408,336)
Ending Balance, shares at Dec. 31, 2011	262,135	88,711			2,711,750